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                                                        OMB Number: 3235-0578

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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05646
                                   ---------

                             New Century Portfolios
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

40 William Street, Suite 100        Wellesley, Massachusetts             02481
--------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)

                            Nicole M. Tremblay, Esq.

 Weston Financial Group, Inc. 40 William Street Wellesley, Massachusetts 02481
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (781) 235-7055
                                                    --------------

Date of fiscal year end: October 31, 2007
                         ----------------

Date of reporting period: July 31, 2007
                          -------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 99.2%                                                             SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUNDS -- 37.3%
     Alger Capital Appreciation Institutional - Class I (a)                                  132,837                $     2,519,926
     American Funds AMCAP - Class A                                                          229,855                      4,861,438
     American Funds Growth Fund of America - Class A                                         274,721                      9,708,625
     Calamos Growth - Class A (a)                                                             55,868                      3,324,704
     Columbia Acorn Select - Class A (a)                                                     121,636                      3,561,517
     Fidelity Capital Appreciation                                                           211,615                      6,147,409
     Goldman Sachs Growth Opportunities - Class A (a)                                        235,888                      5,776,888
     iShares Russell 1000 Growth Index (b)                                                       235                         13,684
     Janus Orion                                                                             116,276                      1,366,245
     Kinetics Paradigm - Institutional Class                                                  50,986                      1,419,952
     Marsico 21st Century                                                                    579,744                      9,693,318
     Wells Fargo Advantage Endeavor Select - Class A (a)                                     152,703                      1,656,833
                                                                                                                    ---------------
                                                                                                                         50,050,539
                                                                                                                    ---------------
GROWTH AND INCOME FUNDS -- 32.1%
     Fidelity Select Utilities Growth                                                         68,259                      3,964,504
     Hotchkis & Wiley Large Cap Value - Class A                                              235,540                      5,872,005
     iShares Dow Jones Select Dividend Index (b)                                              65,100                      4,394,250
     iShares Dow Jones U.S. Energy Sector Index (b)                                           49,400                      5,933,434
     iShares Goldman Sachs Natural Resources Index (b)                                        10,600                      1,273,060
     iShares Russell 1000 Value Index (b)                                                     28,800                      2,376,000
     iShares S&P 500 Index (b)                                                                17,350                      2,528,762
     iShares S&P MidCap 400 Value Index (b)                                                   73,000                      5,994,030
     Powershares Dynamic Market (b)                                                          116,200                      5,904,122
     Schwab Fundamental U.S. Large Company Index - Institutional Class (a)                    46,339                        472,660
     Vanguard 500 Index - Investor Shares                                                     32,862                      4,408,366
                                                                                                                    ---------------
                                                                                                                         43,121,193
                                                                                                                    ---------------
FOREIGN STOCK FUNDS -- 16.2%
     Dodge & Cox International Stock                                                         107,008                      5,134,244
     iShares MSCI EAFE Index (b)                                                              73,200                      5,770,356
     iShares MSCI EAFE Value Index (b)                                                        13,000                        990,860
     iShares MSCI Emerging Markets Index (b)                                                  41,400                      5,506,200
     Janus Overseas                                                                           37,305                      2,004,398
     Oppenheimer International Small Company - Class A                                        28,417                        955,953
     Phoenix Foreign Opportunity - Class I                                                    36,697                        971,743
     Schwab Fundamental International Large Company Index - Institutional Class (a)           47,126                        487,747
                                                                                                                    ---------------
                                                                                                                         21,821,501
                                                                                                                    ---------------
SMALL COMPANY FUNDS -- 13.6%
     Buffalo Small Cap (a)                                                                    50,619                      1,449,228
     iShares S&P SmallCap 600 Growth Index (b)                                                21,700                      2,944,473
     iShares S&P SmallCap 600 Value Index (b)                                                 27,400                      2,045,136
     Royce Opportunity - Investor Class (a)                                                  394,043                      5,489,023
     William Blair Small Cap Growth - Class I (a)                                            237,365                      6,392,229
                                                                                                                    ---------------
                                                                                                                         18,320,089
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (Cost $93,661,416)                                                                       $   133,313,322
                                                                                                                    ---------------

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SECURITIES -- 0.9%                                                           SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     The AIM STIT-STIC Portfolio - Institutional Class (Cost $1,138,463)                   1,138,463                $     1,138,463
                                                                                                                    ---------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $94,799,879)                                                             $   134,451,785

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                                            (127,508)
                                                                                                                    ---------------

NET ASSETS -- 100.0%                                                                                                $   134,324,277
                                                                                                                    ===============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

See accompanying notes to schedules of investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 92.8%                                                             SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 35.2%
     Dodge & Cox Stock                                                                        33,549                $     5,242,011
     Fidelity Select Utilities Growth                                                         52,978                      3,076,989
     Hotchkis & Wiley Large Cap Value - Class A                                              187,027                      4,662,592
     iShares Dow Jones Select Dividend Index (b)                                              42,600                      2,875,500
     iShares Dow Jones U.S. Energy Sector Index (b)                                           28,300                      3,399,113
     iShares Goldman Sachs Natural Resources Index (b)                                        10,600                      1,273,060
     iShares Russell 1000 Value Index (b)                                                     20,300                      1,674,750
     iShares S&P 500 Index (b)                                                                29,600                      4,314,200
     iShares S&P MidCap 400 Value Index (b)                                                    9,000                        738,990
     Powershares Dynamic Market (b)                                                           81,000                      4,115,610
     Schwab Fundamental U.S. Large Company Index - Institutional Class (a)                    46,339                        472,660
                                                                                                                    ---------------
                                                                                                                         31,845,475
                                                                                                                    ---------------
GROWTH FUNDS -- 12.5%
     American Funds AMCAP - Class A                                                          153,494                      3,246,388
     Columbia Acorn Select - Class A (a)                                                      31,321                        917,082
     Fidelity Capital Appreciation                                                            30,211                        877,625
     iShares Russell 1000 Growth Index (b)                                                       300                         17,469
     Marsico 21st Century                                                                     36,739                        614,282
     Phoenix Foreign Opportunity - Class I                                                    55,046                      1,457,615
     S&P MidCap 400 Depositary Receipts (b)                                                   17,580                      2,723,845
     Wells Fargo Advantage Endeavor Select - Class A (a)                                     136,098                      1,476,663
                                                                                                                    ---------------
                                                                                                                         11,330,969
                                                                                                                    ---------------
FOREIGN STOCK FUNDS -- 9.6%
     Dodge & Cox International Stock                                                          42,634                      2,045,557
     iShares MSCI EAFE Index (b)                                                              57,300                      4,516,959
     iShares MSCI EAFE Value Index (b)                                                        21,000                      1,600,620
     Schwab Fundamental International Large Company Index - Institutional Class (a)           47,125                        487,748
                                                                                                                    ---------------
                                                                                                                          8,650,884
                                                                                                                    ---------------
SMALL COMPANY FUNDS -- 6.6%
     iShares S&P SmallCap 600 Growth Index (b)                                                15,400                      2,089,626
     iShares S&P SmallCap 600 Value Index (b)                                                 27,800                      2,074,992
     Royce Opportunity - Investor Class (a)                                                  129,869                      1,809,076
                                                                                                                    ---------------
                                                                                                                          5,973,694
                                                                                                                    ---------------
CONVERTIBLE SECURITY FUNDS -- 6.2%
     Davis Appreciation & Income                                                             113,432                      3,466,467
     Franklin Convertible Securities - Class A                                               127,772                      2,136,344
                                                                                                                    ---------------
                                                                                                                          5,602,811
                                                                                                                    ---------------
HIGH YIELD BOND FUNDS -- 6.1%
     Loomis Sayles Institutional High Income                                                 346,928                      2,823,995
     MainStay High Yield Corporate Bond - Class A                                            432,522                      2,694,610
                                                                                                                    ---------------
                                                                                                                          5,518,605
                                                                                                                    ---------------

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 92.8% (CONTINUED)                                                 SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUNDS -- 5.2%
     AllianceBernstein Global High Income (c)                                                135,800                $     1,749,104
     Loomis Sayles Global Bond - Institutional Class                                          57,908                        891,203
     Templeton Global Bond - Class A                                                         183,772                      2,100,514
                                                                                                                    ---------------
                                                                                                                          4,740,821
                                                                                                                    ---------------
CORPORATE BOND FUNDS -- 4.9%
     Loomis Sayles Bond - Institutional Class                                                312,280                      4,465,609
                                                                                                                    ---------------

GOVERNMENT BOND FUNDS -- 3.7%
     American Century Target Maturities Trust Series 2015 - Investor Class                    41,993                      3,346,851
                                                                                                                    ---------------

HIGH QUALITY BOND FUNDS -- 2.8%
     Dodge & Cox Income                                                                      202,633                      2,516,706
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (Cost $66,332,427)                                                                       $    83,992,425
                                                                                                                    ---------------

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SECURITIES -- 7.3%                                                           SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     The AIM STIT-STIC Portfolio - Institutional Class (Cost $6,616,544)                   6,616,544                $     6,616,544
                                                                                                                    ---------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $72,948,971)                                                             $    90,608,969

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                                             (62,620)
                                                                                                                    ---------------

NET ASSETS -- 100.0%                                                                                                $    90,546,349
                                                                                                                    ===============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c)   Closed-end fund.

See accompanying notes to schedules of investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 97.3%                                                             SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SECTOR FUNDS -- 49.2%
     Alpine International Real Estate Equity - Class Y                                        16,627                $       760,363
     iShares Dow Jones U.S. Energy Sector Index (b)                                            8,500                      1,020,935
     iShares Goldman Sachs Natural Resources Index (b)                                         8,300                        996,830
     iShares Goldman Sachs Networking Index (a) (b)                                           23,900                        847,972
     iShares Goldman Sachs Semiconductor Index (b)                                             4,050                        266,895
     iShares MSCI Emerging Markets Index (b)                                                   5,300                        704,900
     iShares Nasdaq Biotechnology Index (b)                                                    3,600                        274,500
     PowerShares Dynamic Biotechnology & Genome (a) (b)                                       13,700                        246,737
     ProFunds Oil & Gas UltraSector - Investor Class                                           4,540                        235,882
     Technology Select Sector SPDR (b)                                                        30,800                        783,244
     T. Rowe Price Emerging Europe & Mediterranean                                            10,121                        364,573
                                                                                                                    ---------------
                                                                                                                          6,502,831
                                                                                                                    ---------------
LARGE-CAP FUNDS -- 25.3%
     Amana Growth (a)                                                                         19,405                        435,058
     iShares Russell 1000 Growth Index (b)                                                     7,000                        407,610
     iShares Russell 1000 Value Index (b)                                                      8,800                        726,000
     iShares S&P 500 Growth Index (b)                                                          4,800                        321,600
     Marsico 21st Century                                                                     87,310                      1,459,818
                                                                                                                    ---------------
                                                                                                                          3,350,086
                                                                                                                    ---------------
MID-CAP FUNDS -- 18.0%
     Janus Orion                                                                              62,677                        736,455
     Leuthold Select Industries                                                               47,135                        978,055
     S&P MidCap 400 Depositary Receipts (b)                                                    4,302                        666,552
                                                                                                                    ---------------
                                                                                                                          2,381,062
                                                                                                                    ---------------
SMALL-CAP FUNDS -- 4.8%
     iShares S&P SmallCap 600 Growth Index (b)                                                 1,200                        162,828
     iShares S&P SmallCap 600 Value Index (b)                                                  6,400                        477,696
                                                                                                                    ---------------
                                                                                                                            640,524
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (Cost $10,839,523)                                                                       $    12,874,503
                                                                                                                    ---------------

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SECURITIES -- 2.8%                                                           SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     The AIM STIT-STIC Portfolio - Institutional Class (Cost $370,906)                       370,906                $       370,906
                                                                                                                    ---------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $11,210,429)                                                             $    13,245,409

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                                             (15,011)
                                                                                                                    ---------------

NET ASSETS -- 100.0%                                                                                                $    13,230,398
                                                                                                                    ===============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

See accompanying notes to schedules of investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 98.4%                                                             SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EUROPE FUNDS -- 30.2%
     AIM European Growth - Class A                                                           122,263                $     5,538,520
     iShares MSCI Austria Index (b)                                                          166,200                      6,302,304
     iShares MSCI Belgium Index (b)                                                          110,600                      2,925,370
     iShares MSCI EMU Index (b)                                                               25,800                      2,948,682
     iShares MSCI France Index (b)                                                            10,000                        367,300
     iShares MSCI Germany Index (b)                                                          143,200                      4,540,872
     iShares MSCI Spain Index (b)                                                             44,700                      2,616,291
     iShares MSCI Sweden Index (b)                                                            76,000                      2,717,760
     iShares MSCI Switzerland Index (b)                                                       47,500                      1,224,550
     iShares MSCI United Kingdom Index (b)                                                   129,746                      3,191,752
     Ivy European Opportunities - Class A                                                    134,158                      5,733,910
                                                                                                                    ---------------
                                                                                                                         38,107,311
                                                                                                                    ---------------
DIVERSIFIED FUNDS -- 27.1%
     AllianceBernstein International Growth - Class A                                        101,077                      2,085,227
     Alpine International Real Estate Equity - Class Y                                        35,581                      1,627,123
     Dodge & Cox International Stock                                                          73,630                      3,532,759
     iShares MSCI EAFE Index (b)                                                              67,800                      5,344,674
     iShares S&P Global Energy Sector Index (b)                                               23,900                      3,066,131
     Janus Overseas                                                                          139,582                      7,499,742
     Oakmark International - Class I                                                         118,295                      3,163,211
     Oppenheimer International Small Company - Class A                                       176,211                      5,927,734
     Schwab Fundamental International Large Company Index - Institutional Class (a)          190,392                      1,970,555
                                                                                                                    ---------------
                                                                                                                         34,217,156
                                                                                                                    ---------------
ASIA/PACIFIC FUNDS -- 22.2%
     Eaton Vance Greater India - Class A                                                     156,734                      4,669,104
     Fidelity Japan                                                                          132,905                      2,421,528
     iShares FTSE/Xinhua China 25 Index (b)                                                   43,100                      6,004,261
     iShares MSCI Australia Index (b)                                                        168,100                      4,674,861
     iShares MSCI Japan Index (b)                                                            143,800                      2,075,034
     iShares MSCI Pacific Ex-Japan Index (b)                                                  21,600                      3,136,320
     Matthews Pacific Tiger - Class I                                                         91,119                      2,606,928
     ProFunds UltraJapan - Investor Class                                                     50,698                      2,425,898
                                                                                                                    ---------------
                                                                                                                         28,013,934
                                                                                                                    ---------------
AMERICAS FUNDS -- 12.6%
     Fidelity Canada                                                                          66,598                      3,868,667
     iShares MSCI Canada Index (b)                                                           151,000                      4,513,390
     iShares MSCI Mexico Index (b)                                                            46,800                      2,742,480
     iShares S&P Latin American 40 Index (b)                                                  22,200                      4,753,020
                                                                                                                    ---------------
                                                                                                                         15,877,557
                                                                                                                    ---------------

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 98.4% (CONTINUED)                                                 SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUNDS -- 6.3%
     iShares MSCI Emerging Markets Index (b)                                                  29,000                $     3,857,000
     Oppenheimer Developing Markets - Class A                                                 31,591                      1,581,443
     T. Rowe Price Emerging Europe & Mediterranean                                            71,620                      2,579,736
                                                                                                                    ---------------
                                                                                                                          8,018,179
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (Cost $81,575,421)                                                                       $   124,234,137
                                                                                                                    ---------------

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SECURITIES -- 1.7%                                                           Shares                          Value
-----------------------------------------------------------------------------------------------------------------------------------
     The AIM STIT-STIC Portfolio - Institutional Class (Cost $2,193,856)                   2,193,856                $     2,193,856
                                                                                                                    ---------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $83,769,277)                                                             $   126,427,993

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                                            (177,104)
                                                                                                                    ---------------

NET ASSETS -- 100.0%                                                                                                $   126,250,889
                                                                                                                    ===============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

See accompanying notes to schedules of investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 95.4%                                                             SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 20.0%
     CGM Focus                                                                                47,298                $     2,138,838
     Diamond Hill Focus Long-Short - Class I                                                 184,910                      3,389,408
     Hussman Strategic Growth                                                                311,576                      5,050,647
     Nationwide U.S. Growth Leaders Long-Short - Class A                                      48,275                        537,297
     Prudent Bear                                                                            174,837                      1,073,501
     Schwab Hedged Equity                                                                    287,437                      4,613,367
     Templeton Global Long-Short - Class A                                                   184,578                      2,563,782
     TFS Market Neutral (a)                                                                   79,706                      1,154,148
     Weitz Funds (The) - Partners III Opportunity                                            307,218                      3,256,508
                                                                                                                    ---------------
                                                                                                                         23,777,496
                                                                                                                    ---------------
MERGER ARBITRAGE FUNDS -- 15.0%
     Arbitrage - Class R (a)                                                                 180,280                      2,311,190
     Enterprise Mergers and Acquisitions - Class A                                           380,579                      4,848,578
     Gabelli ABC                                                                             450,203                      4,682,108
     Merger                                                                                  364,382                      5,928,497
                                                                                                                    ---------------
                                                                                                                         17,770,373
                                                                                                                    ---------------
GLOBAL MACRO FUNDS -- 14.3%
     Advantage Global Alpha - Class A                                                        176,909                      2,434,273
     Calamos Global Growth and Income - Class A  (a)                                         104,914                      1,201,264
     First Eagle Global - Class A                                                            164,208                      7,964,109
     Franklin Mutual Discovery - Class Z                                                     118,890                      3,999,451
     Oppenheimer International Bond - Class A                                                212,253                      1,328,705
                                                                                                                    ---------------
                                                                                                                         16,927,802
                                                                                                                    ---------------
ASSET ALLOCATION FUNDS -- 9.9%
     Berwyn Income                                                                           130,833                      1,606,634
     FPA Crescent - Class I                                                                  112,356                      3,024,630
     Greenspring                                                                              71,634                      1,727,104
     Leuthold Asset Allocation                                                               105,822                      1,186,261
     Leuthold Core Investment                                                                150,761                      3,122,265
     Oakmark Equity and Income - Class I                                                      40,026                      1,095,903
                                                                                                                    ---------------
                                                                                                                         11,762,797
                                                                                                                    ---------------
NATURAL RESOURCES FUNDS -- 9.4%
     DWS Global Commodities Stock (c)                                                         30,303                        558,787
     FBR Gas Utility Index                                                                    27,964                        581,657
     Permanent Portfolio                                                                      19,842                        668,465
     PIMCO Commodity Real Return Strategy - Class A                                          240,290                      3,469,792
     PowerShares Global Water Portfolio (b)                                                   65,000                      1,320,800
     RS Global Natural Resources - Class A                                                    72,272                      2,583,014
     T. Rowe Price New Era                                                                     8,824                        494,514
     Vanguard Precious Metals & Minerals                                                      43,842                      1,421,796
                                                                                                                    ---------------
                                                                                                                         11,098,825
                                                                                                                    ---------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 95.4% (CONTINUED)                                                 SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.8%
     Fairholme                                                                               112,806                $     3,528,561
     Franklin Mutual Beacon - Class Z                                                        116,786                      2,037,923
     Third Avenue Value                                                                       39,218                      2,469,174
                                                                                                                    ---------------
                                                                                                                          8,035,658
                                                                                                                    ---------------
OPTION HEDGED FUNDS -- 6.4%
     Gateway                                                                                 169,581                      4,746,562
     Old Mutual Analytic Defensive Equity - Class Z                                          199,182                      2,896,108
                                                                                                                    ---------------
                                                                                                                          7,642,670
                                                                                                                    ---------------
REAL ESTATE FUNDS -- 5.8%
     Cohen & Steers International Realty - Class I                                           137,120                      2,459,929
     DWS RREEF Real Estate (c)                                                                16,100                        326,830
     JPMorgan U.S. Real Estate - Class A                                                      31,338                        604,830
     Third Avenue Real Estate Value                                                          104,939                      3,445,154
                                                                                                                    ---------------
                                                                                                                          6,836,743
                                                                                                                    ---------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.9%
     Calamos Market Neutral - A Shares                                                       453,093                      5,817,708
                                                                                                                    ---------------

HIGH YIELD FUNDS -- 2.9%
     Fidelity Capital & Income                                                               150,946                      1,320,779
     Pioneer High Yield - Class A                                                             97,571                      1,090,839
     Principal High Yield - Class A                                                          127,590                      1,074,307
                                                                                                                    ---------------
                                                                                                                          3,485,925
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (Cost $97,229,187)                                                                       $   113,155,997
                                                                                                                    ---------------

-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES -- 2.8%                                                             PAR VALUE/UNITS                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     Eksportfinans ASA, Efficient Allocation Return Note, due 10/19/2009             $       500,000                $       528,900
     Merrill Lynch & Co., Inc., Medium-Term Note, Series C, due 06/10/2008                   100,000 (d)                  1,006,000
     Morgan Stanley & Co., Inc., Bear Market Plus Note, due 04/20/2008                       100,000 (d)                    950,000
     Morgan Stanley & Co., Inc., Bear Market Plus Note, due 07/20/2008                        50,000 (d)                    512,500
     Morgan Stanley & Co., Inc., Global Medium-Term Note, Series F, due 09/20/2007            45,000 (d)                    376,200
                                                                                                                    ---------------

TOTAL STRUCTURED NOTES (Cost $3,447,500)                                                                            $     3,373,600
                                                                                                                    ---------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SECURITIES -- 1.8%                                                           SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     The AIM STIT-STIC Portfolio - Institutional Class (Cost $2,155,610)                   2,155,610                $     2,155,610
                                                                                                                    ---------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $102,832,297)                                                            $   118,685,207

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                                                                             (10,592)
                                                                                                                    ---------------

NET ASSETS -- 100.0%                                                                                                $   118,674,615
                                                                                                                    ===============

(a)   Non-income producing security.

(b)   Exchange-traded fund.

(c)   Closed-end fund.

(d)   $10.00 face value per unit.

See accompanying notes to schedules of investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

1. INVESTMENT VALUATION

Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. The New Century Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange traded funds and direct investments are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations Weston Financial Group, Inc. ("the Advisor") believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

2. INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2007:

                                                                                                   New Century
                               New Century      New Century      New Century      New Century      Alternative
                                 Capital          Balanced      Opportunistic    International     Strategies
                                Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                              -------------    -------------    -------------    -------------    -------------
Cost of portfolio
investments                   $  94,799,879    $  73,055,572    $  11,233,867    $  83,769,277    $ 102,843,027
                              =============    =============    =============    =============    =============

Gross unrealized
appreciation                  $  39,872,050    $  17,834,788    $   2,098,385    $  42,989,663    $  16,709,812

Gross unrealized
depreciation                       (220,144)        (281,391)         (86,843)        (330,947)        (867,632)
                              -------------    -------------    -------------    -------------    -------------

Net unrealized appreciation   $  39,651,906    $  17,553,397    $   2,011,542    $  42,658,716    $  15,842,180
                              =============    =============    =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New Century Portfolios
             ----------------------


By (Signature and Title)* /s/ Wayne M. Grzecki
                          ------------------------------------------------------
                          Wayne M. Grzecki, President


Date September 19, 2007
     ------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Wayne M. Grzecki
                          ------------------------------------------------------
                          Wayne M. Grzecki, President


Date September 19, 2007
     ------------------


By (Signature and Title)* /s/ Nicole M. Tremblay
                          ------------------------------------------------------
                          Nicole M. Tremblay, Treasurer


Date September 19, 2007
     ------------------


* Print the name and title of each signing officer under his or her signature.